         As filed with the Securities and Exchange Commission on May 28, 1999

                             Registration Nos. 333-50529;
                                      811-08759


                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549


                                      FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

     Pre-Effective Amendment No.                                           /   /

     Post-Effective Amendment No. 4                                        / X /

REGISTRATION STATEMENT UNDER THE INVESTMENT
          COMPANY ACT OF 1940                                              / X /

     Amendment No. 6                                                       / X /

                       BARR ROSENBERG VARIABLE INSURANCE TRUST
                  (Exact Name of Registrant as Specified in Charter)

           c/o Rosenberg Institutional Equity Management, Four Orinda Way,
                             Building E, Orinda, CA 94563
                 (Address of Principal Executive Offices) (Zip code)

                                    925-254-6464
                 (Registrant's Telephone Number, including Area Code)


                    Name and address
                    of agent for service:         Copies to:
                    --------------------          ---------

                    Kenneth Reid                  J.B. Kittredge, Esq.
                    AXA Rosenberg Investment      Ropes & Gray
                      Management LLC              One International Place
                    Four Orinda Way               Boston, MA 02110-2624
                    Building E
                    Orinda, CA 94563



NOTE: THIS AMENDMENT RELATES SOLELY TO SHARES OF BENEFICIAL INTEREST IN THE BARR ROSENBERG VIT SELECT SECTORS MARKET NEUTRAL FUND. INFORMATION CONTAINED IN THE TRUST'S REGISTRATION STATEMENT RELATING TO THE OTHER SERIES OF THE TRUST IS NEITHER AMENDED NOR SUPERSEDED HEREBY. THIS AMENDMENT HAS BEEN FILED SOLELY FOR THE PURPOSE OF REMOVING THE BARR ROSENBERG VIT SELECT SECTORS MARKET NEUTRAL FUND FROM THE TRUST'S REGISTRATION STATEMENT.

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                                    SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 4 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Orinda, and the State of California, on the 28th day of May, 1999.

                                        BARR ROSENBERG VARIABLE INSURANCE
                                        TRUST

                                        By:  KENNETH REID
                                             -----------------------------------
                                             Kenneth Reid
                                             President


Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated and on the 28th day of May, 1999.

     SIGNATURE                      TITLE                    DATE
     ---------                      -----                    ----

 KENNETH REID                President and Trustee        May 28, 1999
 ---------------------       (principal executive
    Kenneth Reid                   officer)

Po-Len Hew*                       Treasurer               May 28, 1999
----------------------       (principal financial
    Po-Len Hew              and accounting officer)

William F. Sharpe*                 Trustee                May 28, 1999
----------------------
    William F. Sharpe

Nils H. Hakansson*                 Trustee                May 28, 1999
----------------------
    Nils H. Hakansson

Dwight M. Jaffee*                  Trustee                May 28,1999
----------------------
    Dwight M. Jaffee

                         *By:  KENNETH REID
                               ------------
                                  Kenneth Reid
                                  Attorney-in-Fact

                                Date: May 28, 1999